Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2011
Registrant Name	dei_EntityRegistrantName	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000811030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 20, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 31, 2011
Villere Balanced Fund (Prospectus Summary) | Villere Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VILLX

Villere Balanced Fund (Prospectus Summary) | Villere Balanced Fund
SUMMARY SECTION
Investment Objective
The Villere Balanced Fund (the "Fund") seeks to achieve long-term capital growth consistent with preservation of capital and balanced by current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment) None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Villere Balanced Fund Investor Class
Management Fee		0.75%
Distribution and Service (12b-1) Fee		none
Other Expenses	[1]	0.37%
Total Annual Fund Operating Expenses	[1]	1.12%
[1]	"Other Expenses" includes Acquired Fund Fees and Expenses ("AFFE"), which are indirect fees and expenses that funds incur from investing in the shares of other mutual funds. The Total Annual Fund Operating Expenses for the Fund in the table above differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the statutory prospectus because the audited information in the "Financial Highlights" reflects the operating expenses and does not include indirect expenses such as AFFE.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Villere Balanced Fund Investor Class	114	356	617	1,363

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund pursues its investment objective by principally investing in a combination of common stocks of domestic companies with a minimum market capitalization of $150 million at the time of purchase, as well as high quality fixed-income obligations (i.e., U.S. government and corporate bonds, notes and bills). The Fund invests 60% to 70% of its assets in equity securities selected primarily for their growth potential and 30% to 40%

of its assets in equity and fixed-income securities selected primarily for their income potential.

In selecting investments, the Adviser places a greater emphasis on the income component of the Fund's portfolio than might be the case for a traditional equity fund. Under normal market conditions, the Fund will invest at least 25%

of its assets in fixed-income securities. Fixed-income securities will primarily be investment grade, with maturities generally ranging from three to ten years,

with an average maturity of approximately four years. The Fund may also invest up to 10% in domestic high yield debt or "junk bonds" (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by S&P or lower than

Baa3 by Moody's).

A stock will be considered for sale by the Fund when its price-to-earnings ratio substantially exceeds its growth rate or when other factors indicate to the

Adviser that its competitive advantage is lost. The Adviser may sell a fixed-income security when there is perceived deterioration in the credit fundamentals of the issuer or if the Adviser believes it would be appropriate to do so in order to readjust the duration of the Fund's investment portfolio. Sales may also be made when consecutive quarterly disappointments occur such as the company not meeting the Adviser's goals in revenue, earnings or cash flow.

Principal Risks of Investing in the Fund
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. The following are the principal risks that could affect the value of your investment:

·  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Management Risk: The Adviser may fail to implement the Fund's investment strategies and meet its investment objective.

·  Interest and Credit Risk of Fixed-Income Securities: Interest rates may rise,

   resulting in a decrease in the value of the securities held by the Fund, or may fall resulting in an increase in the value of such securities. Also,

   fixed-income securities with longer maturities generally entail greater risk than those with shorter maturities. Issuers of fixed-income securities might be unable to make principal and interest payments when due.

·  Small- and Medium-Sized Companies Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

·  High Yield ("Junk Bond") Risk: The value of fixed income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, decreased liquidity of the security and changes in value based on public perception of the issuer.

Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year. The table below illustrates how the

Fund's average annual total returns for the 1-year, 5-year and 10-year periods compare with that of a broad-based securities index and additional indices provided to offer a broader market perspective. The Fund's past performance,

before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the

Fund's website at www.villere.com.

Calendar Year Total Return	[1]

During the period shown in the bar chart, the Fund's highest quarterly return was 22.54% for the quarter ended June 30, 2009, and the lowest quarterly return was -20.01% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Villere Balanced Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Return Before Taxes	21.16%	4.47%	5.53%
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	20.90%	3.98%	5.13%
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	13.94%	3.68%	4.70%
Investor Class S&P 500® Index		15.06%	2.29%	1.41%
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Lipper Balanced Fund Index	Lipper Balanced Fund Index (reflects no deduction for taxes)	11.90%	3.91%	3.71%
Barclays Capital Intermediate Government/Credit Bond Index	Barclays Capital Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.89%	5.53%	5.51%
S&P 500® Index (65%)/Barclays Capital Intermediate Government/Credit Bond Index (35%)	S&P 500® Index (65%)/Barclays Capital Intermediate Government/Credit Bond Index (35%) (reflects no deduction for fees, expenses or taxes)	12.27%	3.80%	3.19%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

[1]	The Fund's year-to-date return as of the most recent calendar quarter ended September 30, 2011 was -1.00%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 31, 2011
Villere Balanced Fund (Prospectus Summary) | Villere Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Villere Balanced Fund (the "Fund") seeks to achieve long-term capital growth consistent with preservation of capital and balanced by current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Other Expenses" includes Acquired Fund Fees and Expenses ("AFFE"), which are indirect fees and expenses that funds incur from investing in the shares of other mutual funds. The Total Annual Fund Operating Expenses for the Fund in the table above differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the statutory prospectus because the audited information in the "Financial Highlights" reflects the operating expenses and does not include indirect expenses such as AFFE.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund pursues its investment objective by principally investing in a combination of common stocks of domestic companies with a minimum market capitalization of $150 million at the time of purchase, as well as high quality fixed-income obligations (i.e., U.S. government and corporate bonds, notes and bills). The Fund invests 60% to 70% of its assets in equity securities selected primarily for their growth potential and 30% to 40%
of its assets in equity and fixed-income securities selected primarily for their income potential.

In selecting investments, the Adviser places a greater emphasis on the income component of the Fund's portfolio than might be the case for a traditional equity fund. Under normal market conditions, the Fund will invest at least 25%
of its assets in fixed-income securities. Fixed-income securities will primarily be investment grade, with maturities generally ranging from three to ten years, with an average maturity of approximately four years. The Fund may also invest up to 10% in domestic high yield debt or "junk bonds" (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by S&P or lower than
Baa3 by Moody's).

A stock will be considered for sale by the Fund when its price-to-earnings ratio substantially exceeds its growth rate or when other factors indicate to the
Adviser that its competitive advantage is lost. The Adviser may sell a fixed-income security when there is perceived deterioration in the credit fundamentals of the issuer or if the Adviser believes it would be appropriate to do so in order to readjust the duration of the Fund's investment portfolio. Sales may also be made when consecutive quarterly disappointments occur such as the company not meeting the Adviser's goals in revenue, earnings or cash flow.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. The following are the principal risks that could affect the value of your investment:

·  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Management Risk: The Adviser may fail to implement the Fund's investment strategies and meet its investment objective.

·  Interest and Credit Risk of Fixed-Income Securities: Interest rates may rise, resulting in a decrease in the value of the securities held by the Fund, or may fall resulting in an increase in the value of such securities. Also, fixed-income securities with longer maturities generally entail greater risk than those with shorter maturities. Issuers of fixed-income securities might be unable to make principal and interest payments when due.

·  Small- and Medium-Sized Companies Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

·  High Yield ("Junk Bond") Risk: The value of fixed income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, decreased liquidity of the security and changes in value based on public perception of the issuer.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year. The table below illustrates how the
Fund's average annual total returns for the 1-year, 5-year and 10-year periods compare with that of a broad-based securities index and additional indices provided to offer a broader market perspective. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.villere.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.villere.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Return	[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the Fund's highest quarterly return was 22.54% for the quarter ended June 30, 2009, and the lowest quarterly return was -20.01% for the quarter ended December 31, 2008.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on your situation and may differ from those shown.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Villere Balanced Fund (Prospectus Summary) | Villere Balanced Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.00%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.01%)
Villere Balanced Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Villere Balanced Fund | Lipper Balanced Fund Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Balanced Fund Index (reflects no deduction for taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.71%
Villere Balanced Fund | Barclays Capital Intermediate Government/Credit Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.51%
Villere Balanced Fund | S&P 500® Index (65%)/Barclays Capital Intermediate Government/Credit Bond Index (35%)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (65%)/Barclays Capital Intermediate Government/Credit Bond Index (35%) (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.19%
Villere Balanced Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,363
Annual Return 2001	rr_AnnualReturn2001	(0.67%)
Annual Return 2002	rr_AnnualReturn2002	(12.85%)
Annual Return 2003	rr_AnnualReturn2003	33.64%
Annual Return 2004	rr_AnnualReturn2004	15.17%
Annual Return 2005	rr_AnnualReturn2005	3.34%
Annual Return 2006	rr_AnnualReturn2006	5.90%
Annual Return 2007	rr_AnnualReturn2007	2.37%
Annual Return 2008	rr_AnnualReturn2008	(27.85%)
Annual Return 2009	rr_AnnualReturn2009	31.34%
Annual Return 2010	rr_AnnualReturn2010	21.16%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.53%
Villere Balanced Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.13%
Villere Balanced Fund | Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.70%
Villere Balanced Fund | Investor Class | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%

[1]	The Fund's year-to-date return as of the most recent calendar quarter ended September 30, 2011 was -1.00%.
[2]	"Other Expenses" includes Acquired Fund Fees and Expenses ("AFFE"), which are indirect fees and expenses that funds incur from investing in the shares of other mutual funds. The Total Annual Fund Operating Expenses for the Fund in the table above differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the statutory prospectus because the audited information in the "Financial Highlights" reflects the operating expenses and does not include indirect expenses such as AFFE.